Related party transactions - Schedule of transactions with TELUS Corporation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	$ 0
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	0
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	0	$ 0
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable	0	0
Due from	53,000,000	49,000,000
Due to	(71,000,000)	(31,000,000)
TELUS Corporation (parent)
Related party transactions
Revenues from services provided to	0	0	$ 0
Goods and services purchased from	0	0	0
Gross profit	0	0	0
Receipts from related parties	0	0	0
Payments to related parties	20,000,000	38,000,000	27,000,000
Payments (made) collected by related parties on our behalf	(91,000,000)	(14,000,000)	(26,000,000)
Foreign exchange	0	0	0
Change in balance	(71,000,000)	24,000,000	1,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	27,000,000	3,000,000	2,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	44,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable		27,000,000	3,000,000
Due from	0	27,000,000	3,000,000
Due to	(44,000,000)	0	0
Subsidiaries of TELUS Corporation
Related party transactions
Revenues from services provided to	353,000,000	310,000,000	268,000,000
Goods and services purchased from	(30,000,000)	(29,000,000)	(5,000,000)
Gross profit	323,000,000	281,000,000	263,000,000
Receipts from related parties	(339,000,000)	(284,000,000)	(251,000,000)
Payments to related parties	0	0	0
Payments (made) collected by related parties on our behalf	53,000,000	(5,000,000)	(10,000,000)
Foreign exchange	(2,000,000)	(2,000,000)	0
Change in balance	35,000,000	(10,000,000)	2,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable		1,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	9,000,000		1,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable		9,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable	26,000,000		1,000,000
Due from	53,000,000	22,000,000	27,000,000
Due to	(27,000,000)	(31,000,000)	(26,000,000)
Total
Related party transactions
Revenues from services provided to	353,000,000	310,000,000	268,000,000
Goods and services purchased from	(30,000,000)	(29,000,000)	(5,000,000)
Gross profit	323,000,000	281,000,000	263,000,000
Receipts from related parties	(339,000,000)	(284,000,000)	(251,000,000)
Payments to related parties	20,000,000	38,000,000	27,000,000
Payments (made) collected by related parties on our behalf	(38,000,000)	(19,000,000)	(36,000,000)
Foreign exchange	(2,000,000)	(2,000,000)	0
Change in balance	(36,000,000)	14,000,000	3,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	18,000,000	4,000,000	1,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	18,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable		18,000,000	4,000,000
Due from	53,000,000	49,000,000	30,000,000
Due to	$ (71,000,000)	$ (31,000,000)	$ (26,000,000)